Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Current Liabilities
8.	Other Current Liabilities

Other liabilities consisted of the following:

	June 30, 2012	December 31, 2011
Accrued legal expenses	$5,000	$—
Accrued accounting expenses	10,016	20,420
Accrued benefits and other	3,656	4,340

Total other current liabilities	$18,672	$24,760

8.	Other Current Liabilities

Other liabilities consisted of the following at December 31,

	2011	2010
Accrued operating expenses	$24,760	$10,869
Unearned grant income	—	59,600

Total other current liabilities	$24,760	$70,469

Unearned Grant Income

During the year ended December 31, 2007, OTI received a grant from the Singapore Economic Development Board (EDB). OTI was not able to fulfill its obligations under the grant agreement and was therefore liable to return the grant to the EDB.

OTI recognized the income in April of 2011, after receiving confirmation that the EDB had agreed to waive the clawback of funds disbursed for the grant.